Investments in Associates and Joint Ventures - Summary of Principal Transactions and Balances with Related Parties (Detail) - Associates and joint ventures [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Sales	€ 33	€ 39	€ 218
Royalties and other income	100	156	91
Accounts receivable and other receivables	85	101	81
Purchases of goods and services, related party transactions	777	708	762
Accounts payable	197	161	196
Other liabilities	€ 20	€ 65	€ 10